Summary of restricted stock activity under the incentive plan for members of the Board of Directors (Detail) (Restricted Stock Units RSU Member, Director Member, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units RSU Member | Director Member
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	0	0	0
Granted	23,135	20,930	41,174
Vested	(23,135)	(20,930)	(41,174)
Forfeited	0	0	0
Ending Balance	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	$ 30.43	$ 29.43	$ 16.37
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value	$ 30.43	$ 29.43	$ 16.37
Forfeited	$ 0	$ 0	$ 0
Non-vested at end of period	$ 0	$ 0	$ 0